American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
May 31, 2024

Avantis International Small Cap Value Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Australia — 8.3%
29Metals Ltd.(1)(2)	44,992	16,160
Accent Group Ltd.	15,260	19,172
Adairs Ltd.	90,568	103,644
Adbri Ltd.(1)	79,984	169,326
Aeris Resources Ltd.(1)(2)	67,237	12,383
Alkane Resources Ltd.(1)(2)	84,644	31,535
Alliance Aviation Services Ltd.(1)	9,551	20,230
Appen Ltd.(1)(2)	21,185	7,999
Aurelia Metals Ltd.(1)	4,146	510
Austal Ltd.	135,283	215,637
Australian Agricultural Co. Ltd.(1)(2)	38,261	38,767
Australian Finance Group Ltd.(2)	51,743	49,994
Bank of Queensland Ltd.(2)	255,480	980,650
Beach Energy Ltd.	861,128	965,516
Bega Cheese Ltd.	48,493	144,497
Bendigo & Adelaide Bank Ltd.	151,121	1,102,263
Bravura Solutions Ltd.(1)	74,346	56,800
Byron Energy Ltd.(1)	7,834	260
Capricorn Metals Ltd.(1)	151,775	484,733
Champion Iron Ltd.(2)	204,807	959,462
Coast Entertainment Holdings Ltd.(1)(2)	112,608	37,603
Cooper Energy Ltd.(1)	782,026	120,406
Coronado Global Resources, Inc.	143,243	106,691
Credit Corp. Group Ltd.(2)	4,919	49,118
CSR Ltd.	55,666	330,398
Elders Ltd.(2)	59,203	325,958
Emeco Holdings Ltd.(2)	88,013	40,747
Emerald Resources NL(1)	198,107	491,820
EML Payments Ltd.(1)(2)	3,043	1,907
Evolution Mining Ltd.	215,766	562,823
EVT Ltd.(2)	26,243	204,429
FleetPartners Group Ltd.(1)	76,422	182,460
Gold Road Resources Ltd.	373,612	410,039
GrainCorp Ltd., A Shares(2)	123,518	686,497
Grange Resources Ltd.(2)	222,445	57,972
GWA Group Ltd.	3,958	6,075
Harvey Norman Holdings Ltd.(2)	230,819	688,189
Hastings Technology Metals Ltd.(1)	3,617	531
Helia Group Ltd.	161,361	443,856
HUB24 Ltd.	126	3,614
Humm Group Ltd.(2)	50,226	15,420
Iluka Resources Ltd.	150,278	718,853
Infomedia Ltd.	30,568	33,844
Inghams Group Ltd.	180,955	427,212
Insignia Financial Ltd.(2)	150,487	221,307
JB Hi-Fi Ltd.	19,766	768,626
Karoon Energy Ltd.(1)	465,220	561,867
Leo Lithium Ltd.(1)(2)	183,575	30,841
Maas Group Holdings Ltd.(2)	9,611	26,974

Macmahon Holdings Ltd.(2)	111,757	20,827
Magellan Financial Group Ltd.	73,858	404,542
McMillan Shakespeare Ltd.	20,883	230,367
Metals X Ltd.(1)	234,155	73,190
Metcash Ltd.	398,991	982,933
MMA Offshore Ltd.(1)	92,061	161,426
Monadelphous Group Ltd.	21,153	195,327
Mount Gibson Iron Ltd.(1)	54,215	15,188
Myer Holdings Ltd.(2)	339,584	147,421
MyState Ltd.	7,500	17,942
New Hope Corp. Ltd.	302,525	1,003,316
nib holdings Ltd.	99,037	492,002
NRW Holdings Ltd.	215,618	444,557
OFX Group Ltd.(1)	32,997	46,613
Pacific Current Group Ltd.	868	6,043
Perenti Ltd.	316,962	212,578
Perseus Mining Ltd.	758,279	1,187,214
Platinum Asset Management Ltd.	199,755	135,778
Premier Investments Ltd.	32,883	661,181
Qube Holdings Ltd.	247,469	593,339
Ramelius Resources Ltd.	535,721	701,960
Red 5 Ltd.(1)	1,347,681	404,309
Regis Resources Ltd.(1)	382,045	473,130
Reject Shop Ltd.	3,585	8,324
Resimac Group Ltd.	17,203	10,712
Resolute Mining Ltd.(1)	1,145,210	428,701
Ridley Corp. Ltd.	100,309	140,784
Sandfire Resources Ltd.(1)	165,966	1,025,449
Seven West Media Ltd.(1)	212,976	26,984
Sierra Rutile Holdings Ltd.(1)(2)	8,804	736
Sigma Healthcare Ltd.	178,080	149,270
Silver Lake Resources Ltd.(1)	516,192	527,796
Solvar Ltd.(2)	24,697	15,599
Southern Cross Media Group Ltd.	65,243	30,833
Stanmore Resources Ltd.	176,754	386,511
Star Entertainment Group Ltd.(1)	1,258,884	379,394
Super Retail Group Ltd.	77,035	675,661
Superloop Ltd.(1)	33,699	31,874
Ten Sixty Four Ltd.(1)	4,832	32
Terracom Ltd.(2)	194,588	27,211
Viva Energy Group Ltd.	369,669	860,009
West African Resources Ltd.(1)	517,802	528,111
Westgold Resources Ltd.(2)	257,088	395,763
Whitehaven Coal Ltd.	154,237	827,769
Zip Co. Ltd.(1)	550,481	423,813
		28,448,134
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	25,517	590,607
Immofinanz AG(1)	19,710	512,557
Lenzing AG(1)	23,358	883,685
POLYTEC Holding AG	6,121	23,718
Porr AG	14,719	223,266
Semperit AG Holding	5,169	66,165
UNIQA Insurance Group AG	67,874	606,579
		2,906,577

Belgium — 1.4%
Bekaert SA	22,987	1,083,333
bpost SA	61,563	223,826
Cie d'Entreprises CFE	3,893	31,659
Deceuninck NV	1,622	4,531
Deme Group NV	1,548	275,249
Gimv NV	3,173	159,737
Ion Beam Applications(2)	785	12,311
Jensen-Group NV	250	11,306
KBC Ancora	19,449	979,492
Ontex Group NV(1)	6,535	64,582
Proximus SADP	32,988	260,069
Solvay SA(2)	43,242	1,586,798
Tessenderlo Group SA(2)	224	6,207
		4,699,100
Canada — 9.5%
ADENTRA, Inc.	5,330	151,185
Advantage Energy Ltd.(1)	69,300	589,300
Aecon Group, Inc.(2)	4,000	48,219
Alaris Equity Partners Income	1,400	16,178
Algoma Central Corp.	200	2,078
Algoma Steel Group, Inc.(2)	12,800	98,516
Argonaut Gold, Inc.(1)	34,000	11,226
Aris Mining Corp.(1)	47,300	214,819
Athabasca Oil Corp.(1)	123,100	452,497
AutoCanada, Inc.(1)(2)	100	1,504
B2Gold Corp.	211,338	595,428
Baytex Energy Corp.	169,150	621,770
Birchcliff Energy Ltd.(2)	76,715	349,536
Bird Construction, Inc.	4,990	79,301
Bitfarms Ltd.(1)(2)	8,335	18,835
Bonterra Energy Corp.(1)	5,800	22,511
Calfrac Well Services Ltd.(1)	4,100	12,544
Calibre Mining Corp.(1)	151,525	229,019
Canacol Energy Ltd.(2)	3,101	10,443
Canadian Western Bank	22,400	416,297
Capital Power Corp.	43,100	1,243,716
Cardinal Energy Ltd.(2)	31,000	160,351
Cargojet, Inc.	1,527	124,405
Cascades, Inc.	22,900	163,649
Celestica, Inc.(1)	25,700	1,436,651
Centerra Gold, Inc.	56,887	391,086
CES Energy Solutions Corp.	65,420	346,552
China Gold International Resources Corp. Ltd.(1)(2)	2,500	16,893
Chorus Aviation, Inc.(1)(2)	21,331	34,901
Corus Entertainment, Inc., B Shares(2)	50,016	17,431
Crew Energy, Inc.(1)(2)	33,990	110,977
Doman Building Materials Group Ltd.	6,800	35,822
Dorel Industries, Inc., Class B(1)(2)	877	4,601
Dundee Precious Metals, Inc.	63,900	527,440
Eldorado Gold Corp.(1)	50,700	819,860
Enerplus Corp.	48,900	994,181
Ensign Energy Services, Inc.(1)(2)	30,100	51,898
EQB, Inc.(2)	2,100	135,003
Equinox Gold Corp.(1)(2)	118,353	642,586

ERO Copper Corp.(1)	5,306	112,976
Evertz Technologies Ltd.	200	2,160
First National Financial Corp.(2)	700	18,998
Fortuna Silver Mines, Inc.(1)(2)	114,300	716,183
Freehold Royalties Ltd.(2)	17,000	180,484
Frontera Energy Corp.	9,445	61,745
Galiano Gold, Inc.(1)(2)	66	121
Gear Energy Ltd.(2)	25,000	13,207
goeasy Ltd.	2,730	365,629
Headwater Exploration, Inc.	31,910	178,637
Hudbay Minerals, Inc.	83,525	815,057
Hut 8 Corp.(1)(2)	234	2,033
iA Financial Corp., Inc.	4,175	271,829
IAMGOLD Corp.(1)	159,200	626,077
International Petroleum Corp.(1)(2)	33,702	450,283
Jaguar Mining, Inc.(1)(2)	3,200	6,081
Journey Energy, Inc.(1)(2)	520	1,312
Kelt Exploration Ltd.(1)	37,400	172,875
Kinross Gold Corp.	241,743	1,963,458
Laurentian Bank of Canada(2)	8,200	150,108
Logan Energy Corp.(1)(2)	77,900	49,154
Lundin Gold, Inc.	35,500	524,315
Lundin Mining Corp.(2)	82,300	946,213
Martinrea International, Inc.	26,160	230,132
Mattr Corp.(1)	18,125	222,881
MEG Energy Corp.(1)	65,800	1,428,535
Methanex Corp.(2)	1,800	96,554
New Gold, Inc.(1)	295,570	646,244
North American Construction Group Ltd.(2)	8,249	174,791
NuVista Energy Ltd.(1)	66,188	663,361
Obsidian Energy Ltd.(1)	24,600	188,252
OceanaGold Corp.	240,100	551,387
Onex Corp.	300	21,267
Paramount Resources Ltd., A Shares(2)	16,600	399,365
Parex Resources, Inc.	38,800	636,822
Park Lawn Corp.	1,600	19,546
PetroTal Corp.	2,000	1,145
Peyto Exploration & Development Corp.(2)	77,000	863,810
Precision Drilling Corp.(1)	5,910	439,992
Real Matters, Inc.(1)(2)	13,400	56,139
Russel Metals, Inc.	22,682	608,592
Secure Energy Services, Inc.	83,486	692,169
Sierra Metals, Inc.(1)	6,600	4,455
Spartan Delta Corp.(2)	47,400	149,195
Stelco Holdings, Inc.	3,050	91,212
STEP Energy Services Ltd.(1)(2)	3,000	9,377
SunOpta, Inc.(1)(2)	1,500	9,069
Surge Energy, Inc.(2)	20,700	110,718
Tamarack Valley Energy Ltd.(2)	244,100	687,732
Taseko Mines Ltd.(1)	73,100	200,054
Tidewater Midstream & Infrastructure Ltd.	29,300	13,328
Torex Gold Resources, Inc.(1)	35,400	557,122
Total Energy Services, Inc.	3,600	24,961
Transcontinental, Inc., Class A	3,300	33,146
Trican Well Service Ltd.	69,905	229,777

Valeura Energy, Inc.(1)	18,800	77,244
Veren, Inc.	181,046	1,575,410
Vermilion Energy, Inc.(2)	72,300	894,367
Wajax Corp.	275	5,311
Western Forest Products, Inc.(2)	34,700	12,602
Whitecap Resources, Inc.(2)	177,300	1,388,012
Yangarra Resources Ltd.(1)	14,800	12,162
		32,854,382
China — 0.0%
LK Technology Holdings Ltd.(2)	250	117
Solargiga Energy Holdings Ltd.(1)	480,000	9,410
		9,527
Denmark — 2.1%
D/S Norden AS	9,931	482,199
Dfds AS	3,010	93,765
FLSmidth & Co. AS	10,360	596,688
H&H International AS, B Shares(1)	1,425	22,156
Jyske Bank AS	5,782	477,078
Nilfisk Holding AS(1)	2,671	58,359
NKT AS(1)	28,753	2,496,717
NTG Nordic Transport Group AS(1)	842	36,076
Per Aarsleff Holding AS	7,300	400,004
Solar AS, B Shares	2,436	125,639
Spar Nord Bank AS	26,420	489,591
Sydbank AS	21,220	1,130,906
TORM PLC, Class A	19,199	710,476
		7,119,654
Finland — 1.1%
Aspo OYJ	1,402	9,104
Atria OYJ	343	3,613
Citycon OYJ(1)	10,642	49,325
Finnair OYJ(1)	19,286	59,494
Harvia OYJ(2)	9,240	420,139
HKFoods OYJ, A Shares(1)(2)	2,011	1,533
Incap OYJ(1)(2)	3,141	40,476
Kemira OYJ	4,353	102,603
Lassila & Tikanoja OYJ	893	8,673
Mandatum OYJ	16,633	74,748
Marimekko OYJ	9,745	169,569
Nokian Renkaat OYJ(2)	112,401	1,033,073
Outokumpu OYJ(2)	198,324	823,822
Puuilo OYJ	47,842	549,086
Talenom OYJ(2)	3,181	17,290
Tokmanni Group Corp.	31,388	464,165
Verkkokauppa.com OYJ(1)(2)	249	613
YIT OYJ(2)	6,962	18,172
		3,845,498
France — 3.5%
AKWEL SADIR	113	1,591
Aperam SA	1,215	35,045
Ayvens SA	20,507	154,060
Beneteau SACA(2)	22,294	326,301
Biosynex(1)(2)	1,444	6,215
Catana Group(2)	5,213	30,610
Cie des Alpes	14,596	254,586

Coface SA(2)	51,034	785,840
Derichebourg SA	75,871	432,513
Esso SA Francaise	193	42,047
Etablissements Maurel et Prom SA	50,051	365,438
Eurobio Scientific SA(1)	1,995	31,659
Eutelsat Communications SACA(1)(2)	95,116	481,351
Genfit SA(1)(2)	3,937	20,220
Groupe LDLC(2)	755	13,626
Guerbet	63	2,495
ID Logistics Group SACA(1)	30	13,223
Imerys SA	4,189	164,172
Jacquet Metals SACA	893	16,952
JCDecaux SE(1)	6,547	155,228
Kaufman & Broad SA	4,047	146,233
Maisons du Monde SA(2)	12,783	73,394
Mersen SA	5,356	224,166
Metropole Television SA	17,498	266,478
Nexans SA	3,351	407,840
Nexity SA(1)(2)	26,778	364,797
Novacyt SA(1)(2)	19,950	14,112
Opmobility	47,187	560,869
OVH Groupe SAS(1)(2)	4,613	22,849
Pullup Entertainment(1)	483	7,933
ReWorld Media SA(1)	1,855	5,970
SES SA	320,056	1,830,292
SMCP SA(1)(2)	8,369	23,675
Solutions 30 SE(1)(2)	27,092	60,802
Synergie SE	96	3,806
Television Francaise 1 SA(2)	34,465	339,394
Ubisoft Entertainment SA(1)	42,104	1,029,681
Vallourec SACA(1)	133,288	2,387,242
Verallia SA	13,258	548,932
Vicat SACA	7,021	278,339
X-Fab Silicon Foundries SE(1)	31,649	229,467
		12,159,443
Germany — 4.0%
1&1 AG	7,541	143,637
3U Holding AG	6,659	14,133
7C Solarparken AG	5,130	17,912
AlzChem Group AG	1,779	81,059
Aumann AG	1,872	37,458
Aurubis AG	486	41,349
Baader Bank AG	2,427	10,787
BayWa AG(2)	4,106	101,041
Bertrandt AG	560	22,442
Cewe Stiftung & Co. KGaA	1,754	204,745
Deutsche Pfandbriefbank AG(1)(2)	36,556	228,348
Deutz AG	73,232	419,405
Draegerwerk AG & Co. KGaA	622	31,639
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	129,006
Elmos Semiconductor SE	2,850	264,739
ElringKlinger AG	6,169	40,140
Energiekontor AG	545	42,792
flatexDEGIRO AG(1)	43,781	672,145
Friedrich Vorwerk Group SE	2,971	53,526

Gesco SE	473	9,358
Grand City Properties SA(1)	12,308	150,783
Grenke AG	3,518	82,970
Hamburger Hafen und Logistik AG(1)	8,177	142,705
Heidelberger Druckmaschinen AG(1)	62,369	79,001
Hornbach Holding AG & Co. KGaA	4,142	349,212
HUGO BOSS AG	12,976	686,858
Indus Holding AG	1,240	36,409
Instone Real Estate Group SE	1,981	19,964
JOST Werke SE	4,928	247,979
Jungheinrich AG, Preference Shares	19,555	764,150
K&S AG	11,217	165,183
Kloeckner & Co. SE	12,982	86,248
Kontron AG	9,543	226,655
Krones AG(1)	6,441	884,695
KSB SE & Co. KGaA	1	755
KSB SE & Co. KGaA, Preference Shares	69	48,259
Lang & Schwarz AG	1,344	26,092
Lanxess AG	42,894	1,162,156
METRO AG	46,429	247,797
Multitude SE	937	6,095
Mutares SE & Co. KGaA	8,374	382,742
Norma Group SE	9,893	196,736
SAF-Holland SE(1)	23,680	455,240
Salzgitter AG	10,701	266,120
Schaeffler AG, Preference Shares	58,502	378,371
Siltronic AG	8,569	698,129
Sixt SE(1)	3,901	321,283
Sixt SE, Preference Shares(1)	1,781	114,791
SMA Solar Technology AG	2,808	148,632
Stabilus SE	3,244	202,338
Steico SE	963	35,911
STO SE & Co. KGaA, Preference Shares	862	160,960
Suedzucker AG	29,692	454,691
TAG Immobilien AG(1)	54,758	855,561
thyssenkrupp AG	182,800	906,003
Villeroy & Boch AG, Preference Shares	1,357	24,915
Vossloh AG	192	10,125
Wacker Neuson SE	5,687	103,561
Wuestenrot & Wuerttembergische AG	2,578	38,465
		13,734,201
Hong Kong — 1.3%
Analogue Holdings Ltd.	12,000	1,536
AustAsia Group Ltd.(1)	5,580	711
BOCOM International Holdings Co. Ltd.(1)	29,000	1,172
Bright Smart Securities & Commodities Group Ltd.	120,000	27,111
Cafe de Coral Holdings Ltd.	140,000	147,525
Chow Sang Sang Holdings International Ltd.	6,000	6,281
CMBC Capital Holdings Ltd.(1)(2)	126,250	3,724
Crystal International Group Ltd.	15,500	8,924
CSC Holdings Ltd.(1)	1,605,000	5,553
CSI Properties Ltd.	350,000	4,036
Dah Sing Banking Group Ltd.	152,800	132,449
Dah Sing Financial Holdings Ltd.	15,600	45,910
Dickson Concepts International Ltd.	25,000	15,612

Eagle Nice International Holdings Ltd.	2,000	1,247
E-Commodities Holdings Ltd.	1,440,000	320,582
Esprit Holdings Ltd.(1)	257,500	7,377
Fullshare Holdings Ltd.(1)(2)	40,300	2,388
Hang Lung Group Ltd.	107,000	118,942
IGG, Inc.(1)	35,000	13,733
International Housewares Retail Co. Ltd.	10,000	1,653
Johnson Electric Holdings Ltd.	132,906	203,501
JS Global Lifestyle Co. Ltd.	74,500	14,368
K Wah International Holdings Ltd.	202,000	47,916
Karrie International Holdings Ltd.	74,000	6,548
KRP Development Holdings Ltd.	18,500	1,732
Minmetals Land Ltd.(1)	4,000	234
Oriental Watch Holdings	66,000	28,846
Pacific Basin Shipping Ltd.	4,174,000	1,469,400
PC Partner Group Ltd.	140,000	57,641
Regina Miracle International Holdings Ltd.	25,000	8,401
Shun Tak Holdings Ltd.(1)	444,000	42,792
Singamas Container Holdings Ltd.	430,000	40,292
SmarTone Telecommunications Holdings Ltd.	92,000	42,985
Stella International Holdings Ltd.	19,000	35,987
Sun Hung Kai & Co. Ltd.	38,000	11,739
SUNeVision Holdings Ltd.	140,000	48,372
Tai Hing Group Holdings Ltd.	50,000	5,379
Ten Pao Group Holdings Ltd.	80,000	12,544
Texhong International Group Ltd.(1)	59,500	33,555
Texwinca Holdings Ltd.	26,000	3,439
Truly International Holdings Ltd.	218,000	24,445
United Energy Group Ltd.	1,044,000	85,478
United Laboratories International Holdings Ltd.	934,000	1,073,909
Value Partners Group Ltd.	47,000	10,268
Yue Yuen Industrial Holdings Ltd.	176,000	325,402
		4,501,639
Ireland — 0.3%
Dalata Hotel Group PLC	195,422	895,302
FBD Holdings PLC	2,442	35,736
Glenveagh Properties PLC(1)	48,210	72,493
Origin Enterprises PLC	25,522	85,354
Permanent TSB Group Holdings PLC(1)	4,574	7,609
		1,096,494
Israel — 2.5%
Adgar Investment & Development Ltd.(1)	786	970
Africa Israel Residences Ltd.	1,093	64,802
Alony Hetz Properties & Investments Ltd.	40,564	270,544
Arad Investment & Industrial Development Ltd.(1)	163	4,412
Ashdod Refinery Ltd.	1,929	38,532
Aspen Group Ltd.	664	1,052
Azorim-Investment Development & Construction Co. Ltd.(1)	17,391	74,413
Big Shopping Centers Ltd.(1)	3,107	304,499
Blue Square Real Estate Ltd.	275	19,836
Caesarstone Ltd.(1)	611	3,654
Carasso Motors Ltd.	2,263	11,028
Cellcom Israel Ltd.(1)	11,701	46,296
Clal Insurance Enterprises Holdings Ltd.(1)	30,092	491,858
Delek Automotive Systems Ltd.	704	3,775

Delek Group Ltd.	5,348	614,092
Delta Galil Ltd.	1,834	82,419
Dor Alon Energy in Israel 1988 Ltd.(1)	81	1,663
Doral Group Renewable Energy Resources Ltd.(1)	20,973	62,539
Elco Ltd.	345	9,870
Equital Ltd.(1)	4,817	138,302
Fattal Holdings 1998 Ltd.(1)	3,348	387,244
FIBI Holdings Ltd.	8,027	343,233
First International Bank Of Israel Ltd.	4,077	166,352
Fox Wizel Ltd.	692	52,854
G City Ltd.(1)	30,739	76,570
Harel Insurance Investments & Financial Services Ltd.	53,063	454,188
IDI Insurance Co. Ltd.	1,237	36,136
Inrom Construction Industries Ltd.	6,953	20,314
Isracard Ltd.	79,058	274,557
Israel Corp. Ltd.	1,752	415,081
Israel Land Development Co. Ltd.(1)	2,361	19,984
Isras Holdings Ltd.(1)	163	13,242
Isras Investment Co. Ltd.	364	71,405
M Yochananof & Sons Ltd.	273	14,314
Melisron Ltd.	320	21,137
Menora Mivtachim Holdings Ltd.	10,208	262,884
Migdal Insurance & Financial Holdings Ltd.	147,216	176,325
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	12,587
Norstar Holdings, Inc.(1)	1,824	3,818
Oil Refineries Ltd.	1,783,064	485,118
Partner Communications Co. Ltd.(1)	42,702	199,578
Paz Oil Co. Ltd.	927	94,162
Perion Network Ltd.(1)	573	7,224
Phoenix Holdings Ltd.	32,104	306,572
Property & Building Corp. Ltd.(1)	90	4,334
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,166
Scope Metals Group Ltd.(1)	69	2,235
Shikun & Binui Ltd.(1)	56,606	117,592
Shufersal Ltd.	102,224	676,164
Summit Real Estate Holdings Ltd.	1,418	16,544
Tadiran Group Ltd.	102	6,100
Tamar Petroleum Ltd.	732	4,268
Tera Light Ltd.(1)	1,388	2,512
Tower Semiconductor Ltd.(1)	2,114	79,267
Victory Supermarket Chain Ltd.	265	3,477
YH Dimri Construction & Development Ltd.	1,682	129,766
ZIM Integrated Shipping Services Ltd.(1)	58,921	1,328,079
		8,534,939
Italy — 3.3%
Aeffe SpA(1)(2)	1,917	1,720
Aquafil SpA(1)	8,245	28,071
Banca IFIS SpA	12,793	281,717
Banca Popolare di Sondrio SpA(2)	200,046	1,568,153
Banca Sistema SpA	12,370	21,930
BFF Bank SpA(2)	59,679	595,430
BPER Banca SpA	257,776	1,387,280
Credito Emiliano SpA	7,044	73,670
d'Amico International Shipping SA	78,261	589,848
Danieli & C Officine Meccaniche SpA(2)	445	17,866

Danieli & C Officine Meccaniche SpA, Preference Shares	273	8,228
Digital Bros SpA(1)(2)	3,854	42,928
Emak SpA	6,148	8,018
Fila SpA	4,077	41,202
Fincantieri SpA(1)(2)	156,537	100,402
Gefran SpA	300	2,724
Geox SpA(1)(2)	34,516	23,842
Iveco Group NV	137,114	1,644,121
Maire SpA	29,620	244,196
MFE-MediaForEurope NV, Class A	87,946	302,003
MFE-MediaForEurope NV, Class B(2)	35,016	159,391
Orsero SpA	1,264	17,899
OVS SpA	149,027	443,077
Saipem SpA(1)	918,235	2,293,192
Sanlorenzo SpA	1,134	52,303
Saras SpA	435,708	772,444
Servizi Italia SpA	1,623	3,351
Sogefi SpA	4,307	13,749
Tesmec SpA(1)(2)	122,093	12,156
Webuild SpA(2)	300,423	689,560
		11,440,471
Japan — 29.0%
77 Bank Ltd.	21,300	637,638
Adastria Co. Ltd.	7,800	180,137
ADEKA Corp.	400	8,599
AEON Financial Service Co. Ltd.	55,000	461,988
AFC-HD AMS Life Science Co. Ltd.	1,300	7,299
Ahresty Corp.	9,900	46,461
Aichi Steel Corp.	5,400	128,827
Air Water, Inc.	22,700	332,093
Airport Facilities Co. Ltd.	400	1,533
Aisan Industry Co. Ltd.	23,000	200,214
Akebono Brake Industry Co. Ltd.(1)	20,200	18,429
Alconix Corp.	3,200	29,632
Alinco, Inc.(2)	200	1,405
Alpen Co. Ltd.(2)	1,400	17,934
Alps Alpine Co. Ltd.	86,400	814,849
Amuse, Inc.	400	4,127
AOKI Holdings, Inc.	18,200	147,065
Aoyama Trading Co. Ltd.	19,100	188,695
Applied Co. Ltd.	200	3,441
Arakawa Chemical Industries Ltd.	1,500	10,607
Arata Corp.	17,100	350,547
ARCLANDS Corp.	18,600	227,425
Arcs Co. Ltd.	13,100	247,258
ARE Holdings, Inc.	16,400	214,774
Artience Co. Ltd.	15,600	334,092
Asahi Co. Ltd.	1,900	17,236
Asahi Kogyosha Co. Ltd.	2,400	21,112
Asahi Yukizai Corp.	6,600	202,065
Asanuma Corp.	200	4,566
Asia Pile Holdings Corp.	8,700	55,198
Autobacs Seven Co. Ltd.	5,500	53,821
Avex, Inc.	6,800	51,918
Awa Bank Ltd.	7,900	146,620

Axial Retailing, Inc.	28,400	181,370
Bando Chemical Industries Ltd.	9,900	115,103
Bank of Nagoya Ltd.	2,000	96,673
Bank of Saga Ltd.	900	15,965
Bank of the Ryukyus Ltd.	12,300	100,203
Beenos, Inc.(2)	8,500	113,816
Belc Co. Ltd.	2,200	103,026
Belluna Co. Ltd.	1,700	7,771
B-Lot Co. Ltd.	6,300	36,055
BML, Inc.	700	12,490
Bunka Shutter Co. Ltd.	20,500	237,015
Carlit Holdings Co. Ltd.	1,800	14,002
Cawachi Ltd.	3,900	72,117
Chiba Kogyo Bank Ltd.	19,900	130,251
Chilled & Frozen Logistics Holdings Co. Ltd.	2,800	86,652
Chori Co. Ltd.	2,400	54,270
Chubu Shiryo Co. Ltd.	1,600	16,397
Chubu Steel Plate Co. Ltd.	6,500	112,970
Chuetsu Pulp & Paper Co. Ltd.	2,700	26,811
Chugoku Marine Paints Ltd.	3,500	44,419
CMK Corp.	7,200	27,491
Coca-Cola Bottlers Japan Holdings, Inc.	26,600	310,003
Cosmo Energy Holdings Co. Ltd.	30,100	1,502,952
Credit Saison Co. Ltd.	56,300	1,220,539
CTI Engineering Co. Ltd.	3,000	95,901
Daicel Corp.	3,200	32,419
Daido Metal Co. Ltd.	8,100	30,959
Daido Steel Co. Ltd.	68,000	687,090
Daihatsu Diesel Manufacturing Co. Ltd.	6,100	64,128
Daiho Corp.	400	8,675
Daiichi Jitsugyo Co. Ltd.	2,800	42,202
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,094
Daiki Aluminium Industry Co. Ltd.	1,100	9,283
Daikoku Denki Co. Ltd.(2)	3,200	73,955
Daikokutenbussan Co. Ltd.	1,700	92,663
Daikyonishikawa Corp.	12,000	53,333
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,200	45,818
Daio Paper Corp.	1,900	10,716
Daishi Hokuetsu Financial Group, Inc.	12,000	385,061
Daishinku Corp.	1,500	6,640
Daito Chemix Corp.	700	2,883
Daito Pharmaceutical Co. Ltd.(2)	2,200	31,200
Daitron Co. Ltd.	100	2,005
Daiwabo Holdings Co. Ltd.	3,700	65,458
Dear Life Co. Ltd.	3,800	20,947
Densan System Holdings Co. Ltd.	400	6,419
DIC Corp.	37,400	774,622
DKS Co. Ltd.	1,700	41,728
Dowa Holdings Co. Ltd.	34,100	1,258,785
Dream Incubator, Inc.	600	8,310
Eagle Industry Co. Ltd.	7,100	85,314
Eco's Co. Ltd.	100	1,454
EF-ON, Inc.	100	260
Ehime Bank Ltd.	8,800	72,930
EJ Holdings, Inc.	1,100	12,478

Electric Power Development Co. Ltd.	58,800	987,898
Endo Lighting Corp.	2,800	28,895
Enomoto Co. Ltd.	700	6,567
ERI Holdings Co. Ltd.	400	5,997
Exedy Corp.(2)	15,800	259,604
FCC Co. Ltd.	23,600	337,320
Feed One Co. Ltd.	5,800	33,506
Ferrotec Holdings Corp.	21,500	367,556
FIDEA Holdings Co. Ltd.	3,420	36,276
Financial Partners Group Co. Ltd.	10,600	138,634
First Bank of Toyama Ltd.	19,400	146,585
FJ Next Holdings Co. Ltd.	3,500	27,509
Foster Electric Co. Ltd.	12,100	135,546
France Bed Holdings Co. Ltd.	3,100	23,348
Frontier International, Inc.	700	7,793
Fuji Co. Ltd.	8,600	106,017
Fuji Corp. Ltd.	3,300	15,846
Fuji Seal International, Inc.	18,700	287,267
Fujibo Holdings, Inc.(2)	600	17,643
Fujikura Composites, Inc.	2,100	18,222
Fujikura Ltd.	77,200	1,593,056
Fujimori Kogyo Co. Ltd.	6,000	165,899
FuKoKu Co. Ltd.	400	5,355
Fukuyama Transporting Co. Ltd.	6,900	165,872
Furukawa Co. Ltd.	12,200	154,170
Furukawa Electric Co. Ltd.	34,500	930,454
Fuso Chemical Co. Ltd.	100	2,448
Futaba Industrial Co. Ltd.	40,800	234,542
Fuyo General Lease Co. Ltd.	6,600	523,511
Gakken Holdings Co. Ltd.	2,000	12,509
Gecoss Corp.	400	2,520
Genky DrugStores Co. Ltd.	1,700	61,427
GLOBERIDE, Inc.	1,200	15,910
Glome Holdings, Inc.(1)	2,300	10,076
Glory Ltd.	21,900	382,468
Godo Steel Ltd.	5,700	190,536
GS Yuasa Corp.	47,800	1,015,707
G-Tekt Corp.	11,200	139,967
Gunma Bank Ltd.	156,900	1,081,217
H2O Retailing Corp.	39,100	620,509
Hagiwara Electric Holdings Co. Ltd.	4,000	102,399
Hakudo Co. Ltd.	1,200	22,212
Hakuto Co. Ltd.	1,200	38,932
Halows Co. Ltd.	2,200	61,065
Hamakyorex Co. Ltd.	6,200	159,805
Hanwa Co. Ltd.	24,100	1,023,175
Happinet Corp.	9,700	218,808
Hazama Ando Corp.	27,100	196,297
Heiwado Co. Ltd.	14,100	212,980
HI-LEX Corp.	5,600	55,185
Hino Motors Ltd.(1)	128,100	358,601
Hirano Tecseed Co. Ltd.	800	9,435
HIS Co. Ltd.(1)	17,700	193,296
Hitachi Zosen Corp.	102,600	726,360
Hodogaya Chemical Co. Ltd.	2,100	68,066

Hokko Chemical Industry Co. Ltd.	4,100	40,207
Hokkoku Financial Holdings, Inc.	2,400	80,080
Hokuetsu Corp.(2)	29,700	231,581
Hokuetsu Industries Co. Ltd.	3,300	46,665
Hokuhoku Financial Group, Inc.	21,800	315,448
Hokuto Corp.	2,000	23,142
H-One Co. Ltd.	2,700	15,923
Honeys Holdings Co. Ltd.(2)	7,200	76,122
Hoosiers Holdings Co. Ltd.	2,300	16,045
Hosokawa Micron Corp.	2,500	68,586
HS Holdings Co. Ltd.	7,500	45,159
Hyakugo Bank Ltd.	59,400	266,417
Hyakujushi Bank Ltd.	4,300	94,760
Ichikoh Industries Ltd.	4,500	16,096
Ichinen Holdings Co. Ltd.	6,900	73,130
IDOM, Inc.	32,400	276,676
Iino Kaiun Kaisha Ltd.	39,400	328,441
Inabata & Co. Ltd.	24,500	522,294
I-Net Corp.	1,500	22,231
INFRONEER Holdings, Inc.	26,300	227,784
Innotech Corp.	1,800	19,782
Integrated Design & Engineering Holdings Co. Ltd.	7,200	198,501
Internet Initiative Japan, Inc.	900	12,680
Inui Global Logistics Co. Ltd.(2)	1,000	6,907
I-PEX, Inc.	2,800	35,734
I'rom Group Co. Ltd.	200	3,556
Ise Chemicals Corp.	1,100	169,539
Ishizuka Glass Co. Ltd.	900	16,500
Itochu Enex Co. Ltd.	11,900	116,810
Itochu-Shokuhin Co. Ltd.	2,700	122,928
Itoki Corp.	5,900	57,843
IwaiCosmo Holdings, Inc.	6,000	85,383
Iyogin Holdings, Inc.	8,400	79,232
Izumi Co. Ltd.	12,900	276,910
J Front Retailing Co. Ltd.	99,500	966,864
J Trust Co. Ltd.(2)	15,700	40,966
Jaccs Co. Ltd.	10,700	331,417
JAFCO Group Co. Ltd.	800	9,112
Japan Lifeline Co. Ltd.	7,400	53,750
Japan Petroleum Exploration Co. Ltd.	19,300	812,586
Japan Pulp & Paper Co. Ltd.	2,200	84,862
Japan Transcity Corp.	2,000	11,135
Japan Wool Textile Co. Ltd.(2)	1,300	11,194
JDC Corp.	2,900	8,569
JGC Holdings Corp.	56,200	446,910
JM Holdings Co. Ltd.	2,900	55,225
J-Oil Mills, Inc.	9,600	118,402
Joshin Denki Co. Ltd.	8,200	137,813
JSB Co. Ltd.	3,400	60,121
JSP Corp.	5,600	77,391
JTEKT Corp.	43,400	315,610
Juroku Financial Group, Inc.	11,000	335,504
JVCKenwood Corp.	105,900	584,966
Kaga Electronics Co. Ltd.	3,500	127,877
Kamei Corp.	6,600	86,546

Kanamoto Co. Ltd.	16,300	274,076
Kandenko Co. Ltd.	30,300	360,633
Kaneka Corp.	22,800	613,529
Kanematsu Corp.	40,800	699,997
Kanto Denka Kogyo Co. Ltd.	21,200	118,896
Kato Sangyo Co. Ltd.	12,800	338,004
Kato Works Co. Ltd.	2,300	19,175
Kawada Technologies, Inc.	9,200	159,580
Kawai Musical Instruments Manufacturing Co. Ltd.	600	12,017
Kawasaki Heavy Industries Ltd.	3,300	125,975
Keihanshin Building Co. Ltd.	200	1,974
Keiyo Bank Ltd.	19,400	108,946
KFC Holdings Japan Ltd.	100	4,126
KH Neochem Co. Ltd.	13,100	188,555
Kitz Corp.	18,200	130,760
Kiyo Bank Ltd.	4,000	48,329
Kobe Steel Ltd.	11,200	145,931
Koei Chemical Co. Ltd.	200	2,913
Kohnan Shoji Co. Ltd.	2,400	64,146
Komeri Co. Ltd.(2)	8,500	202,142
Konica Minolta, Inc.	200,500	602,175
Konishi Co. Ltd.	5,300	41,379
Konoike Transport Co. Ltd.	11,200	160,923
KPP Group Holdings Co. Ltd.	21,200	111,471
Krosaki Harima Corp.	8,000	158,211
K's Holdings Corp.	72,400	671,462
Kumagai Gumi Co. Ltd.	14,100	324,276
Kurabo Industries Ltd.	5,700	166,590
Kuraray Co. Ltd.	104,500	1,269,124
Kurimoto Ltd.	4,500	143,312
KYB Corp.	10,300	357,535
Kyoei Steel Ltd.	11,000	149,630
Kyokuto Securities Co. Ltd.	3,400	31,560
Kyokuyo Co. Ltd.	200	4,808
Kyudenko Corp.	11,000	447,928
Kyushu Financial Group, Inc.	50,900	339,641
Kyushu Leasing Service Co. Ltd.	1,800	12,884
Life Corp.	12,100	316,058
Look Holdings, Inc.	1,600	28,232
Macnica Holdings, Inc.	21,900	900,776
Mamiya-Op Co. Ltd.	400	3,208
Marubun Corp.	700	5,535
Maruha Nichiro Corp.	21,800	454,289
Maruzen Showa Unyu Co. Ltd.	4,700	155,265
Matsuda Sangyo Co. Ltd.	5,900	106,477
Maxell Ltd.	13,100	139,433
MCJ Co. Ltd.	21,600	189,125
Mebuki Financial Group, Inc.	252,400	1,014,317
Megachips Corp.	200	5,376
Megmilk Snow Brand Co. Ltd.	24,000	388,623
Meidensha Corp.	3,600	98,372
Meiji Shipping Group Co. Ltd.	4,400	20,311
Meiko Electronics Co. Ltd.	11,000	494,978
Meisei Industrial Co. Ltd.	11,500	95,100
Meiwa Corp.	5,100	23,333

Mimasu Semiconductor Industry Co. Ltd.	6,700	157,824
Ministop Co. Ltd.	800	8,045
Miraial Co. Ltd.	1,700	17,071
Mitsuba Corp.	24,600	170,518
Mitsubishi Kakoki Kaisha Ltd.	2,700	70,481
Mitsubishi Logisnext Co. Ltd.	16,400	161,632
Mitsubishi Logistics Corp.	4,000	131,815
Mitsubishi Materials Corp.	58,400	1,141,095
Mitsubishi Paper Mills Ltd.	11,100	52,635
Mitsubishi Research Institute, Inc.	2,000	59,755
Mitsubishi Shokuhin Co. Ltd.	6,500	215,850
Mitsui Matsushima Holdings Co. Ltd.(2)	7,700	229,442
Mitsui Mining & Smelting Co. Ltd.	35,300	1,142,055
Mitsui-Soko Holdings Co. Ltd.	10,100	277,340
Miyaji Engineering Group, Inc.	5,700	165,193
Miyazaki Bank Ltd.	3,700	80,791
Mizuho Leasing Co. Ltd.	68,300	464,009
Mizuho Medy Co. Ltd.(2)	1,400	30,722
Modec, Inc.(2)	9,700	166,517
Morinaga Milk Industry Co. Ltd.	33,400	690,022
Moriroku Holdings Co. Ltd.	5,300	94,091
Morita Holdings Corp.	400	4,641
Mugen Estate Co. Ltd.	6,700	49,126
Musashi Seimitsu Industry Co. Ltd.	22,200	244,297
Musashino Bank Ltd.	10,200	213,172
Nachi-Fujikoshi Corp.	3,800	83,901
Nafco Co. Ltd.	1,100	20,308
Nagano Keiki Co. Ltd.	1,800	36,839
Nagase & Co. Ltd.	47,000	921,176
Naigai Tec Corp.	300	5,633
Nakayama Steel Works Ltd.	19,500	119,076
Namura Shipbuilding Co. Ltd.	33,000	468,361
Nanto Bank Ltd.	100	2,280
Nasu Denki Tekko Co. Ltd.	100	6,976
NEC Capital Solutions Ltd.	3,000	74,279
NET One Systems Co. Ltd.	7,800	147,965
New Japan Chemical Co. Ltd.(1)	800	929
NHK Spring Co. Ltd.	20,100	223,391
Nichias Corp.	6,000	181,942
Nichicon Corp.	18,000	130,820
Nichiha Corp.	1,000	22,572
Nichireki Co. Ltd.	3,600	55,447
Nichirin Co. Ltd.	2,700	65,701
Nihon Chouzai Co. Ltd.	1,200	10,602
Nihon Dempa Kogyo Co. Ltd.	8,800	61,444
Nihon Dengi Co. Ltd.	100	3,509
Nihon Flush Co. Ltd.	400	2,295
Nihon House Holdings Co. Ltd.	7,900	15,852
Nihon Tokushu Toryo Co. Ltd.	500	4,191
Nikkiso Co. Ltd.	7,500	58,525
Nikkon Holdings Co. Ltd.	19,900	377,621
Nippn Corp.	21,400	303,453
Nippon Carbide Industries Co., Inc.	2,400	28,102
Nippon Chemical Industrial Co. Ltd.	1,700	25,938
Nippon Chemi-Con Corp.(1)	6,900	72,269

Nippon Coke & Engineering Co. Ltd.	124,300	104,734
Nippon Concrete Industries Co. Ltd.	2,500	5,660
Nippon Denko Co. Ltd.	23,800	43,469
Nippon Densetsu Kogyo Co. Ltd.	7,400	94,733
Nippon Light Metal Holdings Co. Ltd.	33,900	410,183
Nippon Paper Industries Co. Ltd.	53,100	328,305
Nippon Pillar Packing Co. Ltd.	8,200	273,596
Nippon Seiki Co. Ltd.	1,600	14,277
Nippon Shokubai Co. Ltd.	52,900	557,376
Nippon Soda Co. Ltd.	1,900	61,368
Nippon Television Holdings, Inc.	12,900	173,971
Nippon Yakin Kogyo Co. Ltd.	7,100	221,529
Nipro Corp.	49,300	381,293
Nishimoto Co. Ltd.	2,700	71,485
Nishi-Nippon Financial Holdings, Inc.	49,700	692,710
Nishi-Nippon Railroad Co. Ltd.	17,500	275,803
Nishio Holdings Co. Ltd.	10,600	265,244
Nissan Shatai Co. Ltd.	13,400	81,494
Nisshin Oillio Group Ltd.	15,000	466,358
Nissin Corp.	700	20,050
Nissui Corp.	149,600	840,371
Niterra Co. Ltd.	11,100	334,537
Nittetsu Mining Co. Ltd.	3,900	131,688
Nojima Corp.	36,100	406,190
NOK Corp.	32,500	451,727
Noritake Co. Ltd.	4,600	117,540
Noritsu Koki Co. Ltd.	9,300	244,672
North Pacific Bank Ltd.	71,300	264,776
NPC, Inc.	8,700	65,679
NPR-RIKEN Corp.	4,800	84,454
NS United Kaiun Kaisha Ltd.	6,600	207,751
NTN Corp.	256,700	525,435
Ogaki Kyoritsu Bank Ltd.	3,900	57,586
Oji Holdings Corp.	11,700	47,284
Oki Electric Industry Co. Ltd.	48,300	331,446
Okinawa Cellular Telephone Co.	10,500	238,773
Okinawa Financial Group, Inc.	5,800	101,338
Okura Industrial Co. Ltd.	2,900	55,844
Okuwa Co. Ltd.	2,200	12,788
Olympic Group Corp.	500	1,631
Onoken Co. Ltd.	6,100	62,441
Orient Corp.	16,870	111,602
Oriental Shiraishi Corp.	13,400	30,532
Osaka Steel Co. Ltd.	700	10,797
Pacific Industrial Co. Ltd.	28,600	283,021
Pack Corp.	600	15,186
PAL GROUP Holdings Co. Ltd.	13,000	150,866
Pasona Group, Inc.(2)	9,100	126,548
Penta-Ocean Construction Co. Ltd.	40,600	163,518
Press Kogyo Co. Ltd.	53,100	228,581
Prima Meat Packers Ltd.	11,600	174,820
PS Mitsubishi Construction Co. Ltd.	12,400	81,076
Raito Kogyo Co. Ltd.	300	3,841
Raiznext Corp.	700	8,229
Rasa Industries Ltd.	2,500	48,100

Raysum Co. Ltd.	4,600	97,234
Renewable Japan Co. Ltd.(1)(2)	2,800	17,861
Rengo Co. Ltd.	120,400	812,057
RENOVA, Inc.(1)(2)	12,300	80,225
Resorttrust, Inc.	29,600	459,691
Restar Corp.	2,300	44,026
Retail Partners Co. Ltd.	2,700	29,489
Ricoh Leasing Co. Ltd.	6,200	200,354
Riken Technos Corp.	15,500	100,470
Roland DG Corp.	400	13,635
Round One Corp.	97,400	433,706
Ryobi Ltd.	12,800	205,971
RYODEN Corp.	3,100	49,978
Sakai Chemical Industry Co. Ltd.	300	5,298
Sakata INX Corp.	22,100	268,591
Sakura Internet, Inc.(2)	300	10,053
Sala Corp.	13,400	68,216
San Holdings, Inc.	800	6,030
San ju San Financial Group, Inc.	1,700	23,677
San-Ai Obbli Co. Ltd.	25,800	341,353
Sangetsu Corp.	14,600	278,786
San-In Godo Bank Ltd.	43,100	400,552
Sanix, Inc.(1)	1,600	2,838
Sanki Engineering Co. Ltd.	1,200	16,785
Sanko Gosei Ltd.	1,200	5,244
Sankyo Frontier Co. Ltd.	200	5,320
Sankyo Tateyama, Inc.	9,200	49,386
Sankyu, Inc.	7,700	278,124
Sanoh Industrial Co. Ltd.	16,400	105,775
Sansha Electric Manufacturing Co. Ltd.	2,000	13,484
Sanwa Holdings Corp.	27,100	504,503
Sanyo Chemical Industries Ltd.	400	10,218
Sanyo Denki Co. Ltd.	2,900	133,884
Sanyo Special Steel Co. Ltd.	8,500	118,989
Sanyo Trading Co. Ltd.	7,400	73,596
Sato Holdings Corp.	7,900	107,309
Sawai Group Holdings Co. Ltd.	7,400	288,570
SBI Sumishin Net Bank Ltd.(2)	22,800	435,841
SBS Holdings, Inc.	600	9,667
Scroll Corp.	5,900	40,332
SEC Carbon Ltd.	2,000	29,918
Seed Co. Ltd.	1,600	5,809
Seika Corp.	3,500	90,470
Seiko Electric Co. Ltd.	2,100	20,474
Seiko Group Corp.	16,800	489,945
Seino Holdings Co. Ltd.	24,900	324,419
Sekisui Kasei Co. Ltd.	2,100	6,102
SEMITEC Corp.	800	11,031
Senko Group Holdings Co. Ltd.(2)	62,600	451,966
Senshu Electric Co. Ltd.	5,700	197,253
Senshu Ikeda Holdings, Inc.	104,100	280,936
Shibaura Electronics Co. Ltd.	600	24,101
Shibaura Mechatronics Corp.(2)	3,600	163,807
Shibusawa Warehouse Co. Ltd.	100	1,937
Shibuya Corp.	4,200	106,385

Shikoku Bank Ltd.	4,200	31,670
Shin Nippon Air Technologies Co. Ltd.	3,400	92,842
Shin Nippon Biomedical Laboratories Ltd.(2)	1,000	8,677
Shinagawa Refractories Co. Ltd.	11,100	143,196
Shinmaywa Industries Ltd.	10,100	91,918
Shinnihon Corp.	5,800	56,096
Shinwa Co. Ltd.	1,000	17,907
Ship Healthcare Holdings, Inc.	1,100	16,188
Showa Sangyo Co. Ltd.	9,700	196,278
Siix Corp.	13,200	113,473
Sinfonia Technology Co. Ltd.	10,400	226,094
SK-Electronics Co. Ltd.	3,000	57,866
SKY Perfect JSAT Holdings, Inc.	94,700	552,031
Soda Nikka Co. Ltd.	4,000	27,109
Soken Chemical & Engineering Co. Ltd.	800	13,703
Starts Corp., Inc.	16,100	335,908
St-Care Holding Corp.	1,900	10,081
Stella Chemifa Corp.	2,300	63,295
Studio Alice Co. Ltd.	700	9,106
Subaru Enterprise Co. Ltd.	500	8,691
Sumida Corp.	14,100	105,118
Sumiseki Holdings, Inc.(2)	17,400	147,454
Sumitomo Densetsu Co. Ltd.	5,100	118,637
Sumitomo Osaka Cement Co. Ltd.	17,100	424,149
Sumitomo Riko Co. Ltd.	27,600	222,675
Sumitomo Seika Chemicals Co. Ltd.	1,700	55,495
Sumitomo Warehouse Co. Ltd.	5,500	89,103
Sun Corp.	5,200	112,538
Sun Frontier Fudousan Co. Ltd.	7,900	98,105
Sun-Wa Technos Corp.	2,000	28,716
Suruga Bank Ltd.	33,100	232,685
Suzuken Co. Ltd.	16,800	507,210
SWCC Corp.	17,300	529,830
T RAD Co. Ltd.	1,600	36,930
Tachibana Eletech Co. Ltd.	200	3,844
Tachikawa Corp.	400	3,536
Tachi-S Co. Ltd.	18,000	225,952
Taiheiyo Cement Corp.	53,300	1,331,028
Taiho Kogyo Co. Ltd.	1,500	7,927
Taikisha Ltd.	11,100	368,453
Taisei Oncho Co. Ltd.	1,000	27,364
Taiyo Holdings Co. Ltd.	1,300	26,788
Takamatsu Construction Group Co. Ltd.	400	7,261
Takamiya Co. Ltd.	1,000	3,088
Takaoka Toko Co. Ltd.	1,900	25,461
Takara Standard Co. Ltd.	300	3,308
Takasago International Corp.	1,500	35,705
Takasago Thermal Engineering Co. Ltd.	16,600	682,920
Takashima & Co. Ltd.	2,700	18,343
Takashimaya Co. Ltd.(2)	73,700	1,221,441
Take & Give Needs Co. Ltd.	2,600	15,373
Tamron Co. Ltd.	4,000	225,533
Tamura Corp.	15,500	71,980
Tanseisha Co. Ltd.	6,800	35,548
Tekken Corp.	3,400	57,106

Tenma Corp.	600	9,427
Tera Probe, Inc.	2,300	68,810
Tess Holdings Co. Ltd.	3,100	8,111
Tigers Polymer Corp.	900	4,724
Toa Corp.	37,900	236,325
TOA ROAD Corp.	4,400	33,254
Toagosei Co. Ltd.	12,900	126,701
Tobishima Corp.	1,900	17,807
Toenec Corp.	100	3,749
Toho Co. Ltd.	2,800	54,590
Toho Holdings Co. Ltd.	19,600	495,466
Tokai Carbon Co. Ltd.(2)	61,100	388,532
TOKAI Holdings Corp.	38,100	233,364
Tokai Rika Co. Ltd.	32,000	453,873
Tokuyama Corp.	35,600	690,913
Tokyo Kiraboshi Financial Group, Inc.	11,900	373,474
Tokyo Steel Manufacturing Co. Ltd.	25,500	254,576
Tokyo Tekko Co. Ltd.	4,800	157,375
Toli Corp.	1,800	4,543
Tomen Devices Corp.	1,100	49,327
Tomoku Co. Ltd.	300	5,345
TOMONY Holdings, Inc.	47,200	128,630
Tomy Co. Ltd.	1,400	25,489
Tonami Holdings Co. Ltd.	300	9,595
Topre Corp.	27,400	393,567
Topy Industries Ltd.	8,900	139,148
Torishima Pump Manufacturing Co. Ltd.	10,400	226,451
Toshiba TEC Corp.	1,400	28,474
Totech Corp.	10,000	161,394
Totetsu Kogyo Co. Ltd.	1,700	34,221
Toyo Engineering Corp.	13,900	82,822
Toyo Seikan Group Holdings Ltd.	28,100	465,503
Toyo Tire Corp.	48,100	861,995
Toyobo Co. Ltd.	37,700	260,143
Toyoda Gosei Co. Ltd.	30,300	589,542
Toyota Boshoku Corp.	21,800	319,139
TPR Co. Ltd.	11,800	177,906
Traders Holdings Co. Ltd.	4,600	19,882
Transcosmos, Inc.	900	19,417
TRE Holdings Corp.	23,724	178,071
Trusco Nakayama Corp.	20,700	327,000
TS Tech Co. Ltd.	46,600	557,601
Tsubakimoto Chain Co.	14,900	561,759
Tsuburaya Fields Holdings, Inc.(2)	13,200	125,371
Tsugami Corp.	18,900	175,001
Tsukuba Bank Ltd.	18,800	40,335
Tsuzuki Denki Co. Ltd.	300	4,256
TV Asahi Holdings Corp.	5,400	69,143
Tv Tokyo Holdings Corp.	1,600	31,534
UACJ Corp.	23,500	673,581
Uchida Yoko Co. Ltd.	1,800	81,537
UEX Ltd.	3,400	23,895
Unipres Corp.	12,900	122,926
UNITED, Inc.	800	3,974
Unitika Ltd.(1)	10,300	15,936

Univance Corp.	3,000	11,409
Valor Holdings Co. Ltd.	21,900	340,461
Valqua Ltd.	2,000	46,055
Vertex Corp.	3,000	34,643
VT Holdings Co. Ltd.	3,900	12,114
Wacom Co. Ltd.	32,500	147,048
Wakita & Co. Ltd.	12,700	132,635
Wellnet Corp.	5,000	20,142
Willplus Holdings Corp.	900	6,011
Wood One Co. Ltd.	1,900	11,351
Xebio Holdings Co. Ltd.	200	1,459
Yahagi Construction Co. Ltd.	2,600	25,943
YAMABIKO Corp.	16,600	227,124
Yamada Holdings Co. Ltd.	3,100	8,693
Yamae Group Holdings Co. Ltd.	6,600	100,749
Yamaichi Electronics Co. Ltd.	8,000	176,274
Yamax Corp.	2,200	19,162
Yellow Hat Ltd.	3,900	51,751
Yokohama Rubber Co. Ltd.	16,200	406,876
Yokorei Co. Ltd.	10,000	64,162
Yondenko Corp.	1,600	37,330
Yorozu Corp.	1,600	11,223
Yuasa Trading Co. Ltd.	8,400	299,731
Yurtec Corp.	11,800	123,834
Yushiro Chemical Industry Co. Ltd.	1,500	16,449
		99,893,226
Netherlands — 1.4%
Acomo NV	1,185	22,713
AerCap Holdings NV	13,843	1,283,385
AMG Critical Materials NV(2)	6,466	144,560
ASR Nederland NV(2)	24,187	1,170,612
Constellium SE(1)	7,552	163,652
ForFarmers NV	2,391	7,138
Fugro NV(2)	23,875	640,596
Kendrion NV(2)	2,765	42,262
Koninklijke Heijmans NV, CVA	3,409	75,123
Koninklijke Vopak NV	13,641	560,755
Nedap NV	63	4,284
OCI NV	16,467	451,624
SBM Offshore NV	19,486	301,621
SIF Holding NV(1)	1,046	11,550
Sligro Food Group NV	367	5,507
Van Lanschot Kempen NV	702	28,849
		4,914,231
New Zealand — 0.5%
Air New Zealand Ltd.	2,210,056	732,962
Channel Infrastructure NZ Ltd.	5,917	5,711
Fletcher Building Ltd.	103,737	198,935
KMD Brands Ltd.	13,702	3,581
Oceania Healthcare Ltd.	371,672	125,649
PGG Wrightson Ltd.	3,178	3,187
SKY Network Television Ltd.	10,714	16,179
SKYCITY Entertainment Group Ltd.	492,706	525,997
Warehouse Group Ltd.	4,116	2,653
		1,614,854

Norway — 2.4%
2020 Bulkers Ltd.	2,141	33,435
ABG Sundal Collier Holding ASA	73,222	44,736
AMSC ASA	8,264	25,644
Belships ASA	15,571	35,567
Bluenord ASA(1)	8,241	432,658
BW LPG Ltd.	35,101	728,635
BW Offshore Ltd.	28,192	81,292
Cool Co. Ltd.	2,358	29,563
DNO ASA	225,747	252,684
DOF Group ASA(1)	53,348	490,152
Gram Car Carriers ASA(1)	4,231	104,601
Hafnia Ltd.	51,317	450,965
Hoegh Autoliners ASA	79,512	949,210
Kid ASA	6,221	89,187
Klaveness Combination Carriers ASA	508	5,015
Kongsberg Automotive ASA(1)	5,303	869
MPC Container Ships ASA	198,826	427,988
Norske Skog ASA	29,897	122,155
Norwegian Air Shuttle ASA	495,956	666,554
Odfjell Drilling Ltd.	43,440	239,227
Odfjell SE, Class A	5,807	99,733
Odfjell Technology Ltd.	6,441	39,754
OKEA ASA	11,971	29,430
Panoro Energy ASA	9,877	34,069
PGS ASA(1)	503,141	452,458
Protector Forsikring ASA	3,021	69,932
Rana Gruber ASA	6,299	46,654
Scatec ASA(1)	43,974	364,983
SpareBank 1 Nord Norge	37,784	360,698
SpareBank 1 SMN	16,471	240,525
SpareBank 1 Sorost-Norge	1,293	8,610
Sparebanken More	1,335	10,734
Sparebanken Vest	1,609	20,078
Stolt-Nielsen Ltd.	8,426	389,178
Subsea 7 SA	16,223	301,246
TGS ASA	27,333	359,423
Wallenius Wilhelmsen ASA	36,719	392,260
		8,429,902
Portugal — 0.3%
CTT-Correios de Portugal SA	98,032	468,151
Greenvolt-Energias Renovaveis SA(1)	122	1,100
Ibersol SGPS SA	9	73
Mota-Engil SGPS SA	106,820	468,388
Semapa-Sociedade de Investimento e Gestao(1)	2,895	48,825
Sonae SGPS SA	46,062	47,548
		1,034,085
Singapore — 1.7%
Best World International Ltd.(1)	69,700	128,553
BRC Asia Ltd.	5,500	8,440
Bumitama Agri Ltd.	185,600	96,200
Centurion Corp. Ltd.	10,500	4,127
China Sunsine Chemical Holdings Ltd.	27,500	8,125
ComfortDelGro Corp. Ltd.	97,400	100,414
CSE Global Ltd.	112,300	34,209

Dyna-Mac Holdings Ltd.	108,100	31,382
First Resources Ltd.	700,100	730,904
Food Empire Holdings Ltd.	18,700	15,235
Frencken Group Ltd.	43,100	46,711
Fu Yu Corp. Ltd.(1)	20,700	1,980
Geo Energy Resources Ltd.	874,500	207,238
GKE Corp. Ltd.	228,600	12,419
Golden Agri-Resources Ltd.	3,815,900	748,780
Hong Fok Corp. Ltd.	66,700	39,978
Hong Leong Asia Ltd.	41,900	19,065
Hour Glass Ltd.	33,400	39,560
Hutchison Port Holdings Trust, U Shares	2,740,600	340,013
InnoTek Ltd.	9,200	3,749
ISDN Holdings Ltd.(2)	42,600	9,663
Japfa Ltd.(1)	27,900	6,507
OUE Ltd.	15,900	14,270
Rex International Holding Ltd.(1)(2)	1,287,000	121,627
RH PetroGas Ltd.(1)	394,900	48,369
Riverstone Holdings Ltd.	22,600	15,250
Samudera Shipping Line Ltd.(2)	662,200	478,705
Sing Holdings Ltd.	11,800	2,778
Singapore Post Ltd.	10,800	3,922
Tuan Sing Holdings Ltd.	408,890	72,760
Yangzijiang Financial Holding Ltd.	1,692,000	407,549
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	2,021,092
Yanlord Land Group Ltd.(1)	254,600	86,803
Ying Li International Real Estate Ltd.(1)	4,700	84
		5,906,461
Spain — 2.0%
Acerinox SA	98,133	1,074,938
Amper SA(1)(2)	49,658	6,167
Atresmedia Corp. de Medios de Comunicacion SA	28,212	162,536
Banco de Sabadell SA	237,679	502,047
Bankinter SA	194,540	1,718,416
Construcciones y Auxiliar de Ferrocarriles SA	4,195	156,455
Deoleo SA(1)	10,719	2,658
Ercros SA	14,677	55,934
Gestamp Automocion SA	62,142	195,295
Global Dominion Access SA	7,630	29,506
Grupo Catalana Occidente SA	5,047	209,366
Laboratorios Farmaceuticos Rovi SA	2,696	257,956
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	5,557	6,978
Melia Hotels International SA(1)	16,199	139,875
Miquel y Costas & Miquel SA	1,905	27,480
Neinor Homes SA(1)	2,909	36,791
Obrascon Huarte Lain SA(1)	96,366	44,343
Prosegur Compania de Seguridad SA	48,226	92,812
Sacyr SA	250,563	944,609
Soltec Power Holdings SA(1)(2)	5,373	13,553
Tecnicas Reunidas SA(1)	12,553	173,292
Tubacex SA	27,075	96,846
Unicaja Banco SA	201,577	294,559
Viscofan SA(2)	8,563	561,223
		6,803,635

Sweden — 5.5%
AcadeMedia AB	59,543	319,765
Alleima AB	141,154	964,698
Alligo AB, Class B	8,097	111,353
Annehem Fastigheter AB, B Shares(1)	682	1,162
AQ Group AB	2,925	40,222
Arise AB	3,286	15,283
Atrium Ljungberg AB, B Shares	592	11,290
Avanza Bank Holding AB(2)	11,533	301,411
Beijer Alma AB	2,479	51,080
Better Collective AS(1)	5,757	133,631
BHG Group AB(1)	30,975	51,750
BICO Group AB(1)(2)	5,445	23,289
Bilia AB, A Shares(2)	41,830	595,070
Billerud Aktiebolag	110,785	1,110,178
Bonava AB, B Shares(1)(2)	60,273	56,626
Bufab AB	14,571	538,311
Bulten AB	1,926	16,751
Bure Equity AB	29,618	1,033,319
Byggmax Group AB	14,631	53,391
Camurus AB(1)	3,527	195,546
Catena Media PLC(1)(2)	35,620	20,324
Cibus Nordic Real Estate AB publ(2)	32,572	476,822
Cint Group AB(1)	116,662	160,966
Clas Ohlson AB, B Shares	31,976	465,254
Cloetta AB, B Shares	10,792	19,956
Corem Property Group AB, B Shares(2)	306,557	281,226
Dios Fastigheter AB	43,922	380,155
Elanders AB, B Shares	400	4,038
Electrolux AB, B Shares(1)	23,586	226,017
Electrolux Professional AB, B Shares	2,474	16,425
Elekta AB, B Shares	60,328	496,192
Fastighetsbolaget Emilshus AB, Class B(1)(2)	1,161	4,084
G5 Entertainment AB	3,291	43,806
Granges AB	79,010	1,019,314
Hexatronic Group AB(1)(2)	42,608	183,858
Hoist Finance AB(1)	24,202	135,930
Hufvudstaden AB, A Shares	437	5,435
Inwido AB	4,633	64,708
JM AB(2)	35,195	682,795
Loomis AB	43,594	1,213,416
Maha Energy AB(1)(2)	15,860	13,684
MEKO AB	11,550	133,848
Mycronic AB	5,912	232,703
NCC AB, B Shares	58,510	767,636
Neobo Fastigheter AB(1)	19,716	35,049
Net Insight AB, B Shares(1)	16,083	8,617
New Wave Group AB, B Shares(2)	26,103	294,076
Nobia AB(1)(2)	74,872	38,937
Nordic Paper Holding AB	27,161	137,109
Norion Bank AB(1)	18,091	72,653
Note AB(1)	9,261	133,989
NP3 Fastigheter AB	9,293	219,959
Nyfosa AB	83,483	853,466
Pandox AB	46,098	834,718

Paradox Interactive AB	18,462	262,571
Peab AB, Class B	135,931	888,318
Platzer Fastigheter Holding AB, B Shares	10,720	94,322
RaySearch Laboratories AB	9,423	132,420
Resurs Holding AB	48,139	77,981
Rusta AB(1)	11,804	89,892
Samhallsbyggnadsbolaget i Norden AB(1)(2)	415,745	204,901
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	43,927	30,862
Scandi Standard AB	23,842	174,446
SkiStar AB	35,477	546,732
Solid Forsakring AB	4,813	40,240
Stendorren Fastigheter AB(1)	511	9,106
Tethys Oil AB	15,095	51,441
TF Bank AB(1)	180	3,658
Tobii AB(1)(2)	2,201	655
Tobii Dynavox AB(1)	28,285	161,173
Troax Group AB	9,056	217,482
Truecaller AB, B Shares(2)	64,853	230,653
Wihlborgs Fastigheter AB	64,933	617,726
		19,135,870
Switzerland — 3.9%
ALSO Holding AG	1,982	577,825
Arbonia AG(1)	25,598	360,740
Ascom Holding AG(2)	110	995
Autoneum Holding AG(2)	3,138	513,458
Bell Food Group AG	1,040	327,653
Bellevue Group AG(2)	642	12,978
Bossard Holding AG, Class A	3,078	752,676
Bucher Industries AG	1,528	633,278
Burckhardt Compression Holding AG	1,238	827,095
Burkhalter Holding AG	26	2,669
Cembra Money Bank AG	9,307	755,792
Clariant AG(1)(2)	2,584	41,412
Coltene Holding AG(2)	353	19,816
Daetwyler Holding AG, Bearer Shares	490	101,565
DKSH Holding AG	12,058	818,962
EFG International AG(1)	36,973	495,843
Feintool International Holding AG	531	10,848
Forbo Holding AG	449	548,234
Gurit Holding AG, Bearer Shares(2)	8	534
Huber & Suhner AG	794	67,760
Implenia AG	808	31,115
Interroll Holding AG	139	429,151
Komax Holding AG(2)	759	137,894
Leonteq AG	1,909	55,404
Liechtensteinische Landesbank AG	1,145	88,736
Mobimo Holding AG	796	226,323
Montana Aerospace AG(1)	5,536	120,440
Orior AG	2,236	152,806
Phoenix Mecano AG	17	9,287
Rieter Holding AG	435	63,392
Sensirion Holding AG(1)	128	10,746
Siegfried Holding AG(1)	318	318,318
St. Galler Kantonalbank AG	468	225,278
Stadler Rail AG	29,209	893,148

Swissquote Group Holding SA	7,213	2,216,809
TX Group AG	163	28,674
u-blox Holding AG(1)	3,074	327,057
Valiant Holding AG	7,295	833,151
Vontobel Holding AG	109	6,530
V-ZUG Holding AG(1)	209	12,137
Zehnder Group AG	3,687	247,946
		13,304,475
United Kingdom — 13.4%
AJ Bell PLC	8,223	40,497
Alpha Group International PLC	3,929	115,901
Anglo Asian Mining PLC(2)	5,959	4,817
Ascential PLC	136,227	567,689
Atalaya Mining PLC	24,177	133,524
Bank of Georgia Group PLC	22,250	1,057,717
Bellway PLC	35,278	1,214,742
boohoo Group PLC(1)(2)	436,275	195,047
Burford Capital Ltd.	7,845	112,546
Capricorn Energy PLC	4,539	11,004
Centamin PLC	710,577	1,086,931
Central Asia Metals PLC	97,894	281,069
Clarkson PLC	557	29,307
Close Brothers Group PLC	56,009	342,890
CMC Markets PLC	30,696	110,574
Coats Group PLC	830,749	912,654
Computacenter PLC	15,951	576,292
DFS Furniture PLC	45,978	65,998
Diversified Energy Co. PLC	9,783	147,968
Drax Group PLC	223,333	1,480,031
Dunelm Group PLC	16,450	232,875
easyJet PLC	125,327	741,283
Ecora Resources PLC	61,281	63,219
Endeavour Mining PLC	20	434
Energean PLC	37,926	579,775
EnQuest PLC(1)	910,160	187,671
Essentra PLC	7,635	16,124
Ferrexpo PLC(1)	83,361	44,427
Firstgroup PLC(2)	423,368	923,054
Forterra PLC	11,617	24,943
Frasers Group PLC(1)	21,056	237,543
Games Workshop Group PLC	267	34,158
Genel Energy PLC(1)	36,022	44,216
Georgia Capital PLC(1)	5,227	63,543
Grafton Group PLC	24,790	316,651
Greggs PLC	37,570	1,412,908
Gulf Keystone Petroleum Ltd.(1)	120,441	220,690
Halfords Group PLC	3,584	7,071
Hays PLC	210,451	291,161
Hikma Pharmaceuticals PLC	51,454	1,272,127
Hilton Food Group PLC	41,352	474,901
Hochschild Mining PLC(1)	216,023	518,464
Howden Joinery Group PLC	112,756	1,315,052
Ibstock PLC	144,709	296,222
IG Design Group PLC(1)	4,688	12,018
Inchcape PLC	137,889	1,406,964

Indivior PLC(1)	809	14,980
International Personal Finance PLC	18,804	26,996
Investec PLC	40,479	270,866
IQE PLC(1)(2)	448,373	191,331
J D Wetherspoon PLC(1)	46,971	461,337
Jadestone Energy PLC(1)(2)	43,668	17,505
JET2 PLC	109,182	1,861,965
Johnson Matthey PLC	91,054	2,047,632
Johnson Service Group PLC	145,882	312,020
Jubilee Metals Group PLC(1)(2)	2,770	279
Keller Group PLC	41,690	690,832
Lancashire Holdings Ltd.	15,186	123,111
Liontrust Asset Management PLC	21,365	224,629
Man Group PLC	407,537	1,377,473
Marks & Spencer Group PLC	810,134	3,134,188
Marston's PLC(1)	199,174	91,381
McBride PLC(1)	21,423	33,045
Me Group International PLC	88,262	206,262
Mears Group PLC	41,310	208,247
Mitchells & Butlers PLC(1)	103,998	410,549
Mitie Group PLC	198,825	309,884
Molten Ventures PLC(1)	3,195	13,616
Morgan Sindall Group PLC	5,951	192,372
Motorpoint group PLC(1)	61	109
N Brown Group PLC(1)(2)	12,509	2,264
Nexxen International Ltd.(1)	2,739	9,181
OSB Group PLC	186,925	1,111,621
Pagegroup PLC	147,145	863,351
Pan African Resources PLC	1,306,013	424,541
Paragon Banking Group PLC	101,603	992,387
Petra Diamonds Ltd.(1)(2)	46,129	24,815
Pinewood Technologies Group PLC	28,268	127,922
Plus500 Ltd.	44,607	1,270,589
PZ Cussons PLC	4,899	6,946
Quilter PLC	757,653	1,141,678
Rathbones Group PLC	383	8,500
Reach PLC	124,064	127,958
Redrow PLC	61,753	563,903
RHI Magnesita NV	9,293	407,052
S4 Capital PLC(1)(2)	59,400	40,399
Secure Trust Bank PLC	121	1,298
Senior PLC	4,464	9,228
Serica Energy PLC	160,280	359,068
SIG PLC(1)	76,887	27,031
Speedy Hire PLC	138,940	49,286
Spire Healthcare Group PLC	11,847	38,346
St. James's Place PLC	12,394	79,854
SThree PLC	59,658	335,818
Synthomer PLC(1)	65,685	244,652
TBC Bank Group PLC	22,797	742,243
TI Fluid Systems PLC	172,091	301,874
TP ICAP Group PLC	388,872	1,089,451
Travis Perkins PLC	12,534	138,282
Vanquis Banking Group PLC	65,258	45,103
Vertu Motors PLC	50,582	51,252

Vesuvius PLC	95,131	594,581
Virgin Money U.K. PLC	498,190	1,357,992
Vp PLC	235	2,107
Watches of Switzerland Group PLC(1)	15,760	83,262
Wickes Group PLC	139,560	248,448
Xaar PLC(1)	533	968
Yellow Cake PLC(1)	116,728	953,936
Yu Group PLC(2)	2,736	63,107
Zigup PLC	128,980	720,578
		46,106,173
United States — 0.2%
Golar LNG Ltd.	29,554	776,975
TOTAL COMMON STOCKS (Cost $287,204,237)		339,269,946
RIGHTS — 0.0%
Spain — 0.0%
Viscofan SA(1)(2)	6,997	12,223
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	11,038
TOTAL RIGHTS (Cost $23,238)		23,261
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA(1)(2) (Cost $—)	6,684	15,248
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,268,110	3,268,110
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,428,387	11,428,387
TOTAL SHORT-TERM INVESTMENTS (Cost $14,696,497)		14,696,497
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $301,923,972)		354,004,952
OTHER ASSETS AND LIABILITIES — (2.6)%		(9,106,762)
TOTAL NET ASSETS — 100.0%		$344,898,190

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	9	June 2024	$934,110	$(15,112)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.9%
Materials	18.0%
Financials	15.9%
Consumer Discretionary	12.9%
Energy	11.5%
Consumer Staples	5.4%
Information Technology	3.9%
Real Estate	2.4%
Communication Services	2.4%
Health Care	1.8%
Utilities	1.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,522,532. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,762,178, which includes securities collateral of $19,333,791.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,555,745	$335,714,201	—
Rights	11,038	12,223	—
Warrants	—	15,248	—
Short-Term Investments	14,696,497	—	—
	$18,263,280	$335,741,672	—
Liabilities
Other Financial Instruments
Futures Contracts	$15,112	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.